Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Summary of Mortgage Notes Payable Secured by Real Property

The following is a summary of mortgage notes payable, net, secured by real property as of September 30, 2019 and December 31, 2018.

	September 30, 2019
	Number of Instruments	Maturity Date Range	Interest Rate Range		Weighted Average Interest Rate
Type			Minimum	Maximum		Principal Outstanding
Variable rate(1)	6	12/1/2024 - 9/1/2025	1-Mo LIBOR + 1.88%	1-Mo LIBOR + 2.28%	3.99%	$202,046,000
Fixed rate	10	7/1/2025 - 5/1/2054	3.36%	4.60%	4.11%	353,528,608

Mortgage notes payable, gross	16				4.07%	555,574,608

Deferred financing costs, net(2)						(3,768,199)

Mortgage notes payable, net						$551,806,409

	December 31, 2018
	Number of Instruments	Maturity Date Range	Interest Rate Range		Weighted Average Interest Rate
Type			Minimum	Maximum		Principal Outstanding
Variable rate(1)	8	12/1/2024 - 11/1/2025	1-Mo LIBOR + 1.88%	1-Mo LIBOR + 2.28%	4.53%	$277,432,000
Fixed rate	7	7/1/2025 - 5/1/2054	4.34%	4.60%	4.45%	228,127,333

Mortgage notes payable, gross	15				4.49%	505,559,333

Deferred financing costs, net(2)						(3,416,027)

Mortgage notes payable, net						$502,143,306

(1)	See Note 10 (Derivative Financial Instruments) for a discussion of the interest rate cap agreements used to manage the exposure to interest rate movement on the Company’s variable rate loans.
(2)	Accumulated amortization related to deferred financing costs as of September 30, 2019 and December 31, 2018 was $2,048,573 and $1,602,290, respectively.

The following is a summary of mortgage notes payable, net secured by real property as of December 31, 2018 and 2017:

	December 31, 2018
			Interest Rate Range		Weighted Average Interest Rate
Type	Number of Instruments	Maturity Date Range	Minimum	Maximum		Principal Outstanding
Variable rate(1)	8	12/1/2024 - 11/1/2025	1-Mo LIBOR + 1.88%	1-Mo LIBOR + 2.28%	4.53%	$277,432,000
Fixed rate	7	7/1/2025 - 5/1/2054	4.34%	4.60%	4.45%	228,127,333

Mortgage notes payable, gross	15				4.49%	505,559,333

Discount, net(2)						—
Deferred financing costs, net(3)						(3,416,027)

Mortgage notes payable, net						$502,143,306

	December 31, 2017
			Interest Rate Range		Weighted Average Interest Rate
Type	Number of Instruments	Maturity Date Range	Minimum	Maximum		Principal Outstanding
Variable rate(1)	29	12/1/2021 - 9/1/2026	1-Mo LIBOR + 1.61%	1-Mo LIBOR + 2.48%	3.58%	$888,345,717
Fixed rate	2	7/1/2025 - 5/1/2054	4.34%	4.60%	4.51%	67,823,579

Mortgage notes payable, gross	31				3.63%	956,169,296

Discount, net(2)						(2,275,838)
Deferred financing costs, net(3)						(5,336,384)

Mortgage notes payable, net						$948,557,074

(1)	See Note 10 (Derivative Financial Instruments) for a discussion of the interest rate cap agreements used to manage the exposure to interest rate movement on the Company’s variable rate loans.
(2)	Accumulated amortization related to the debt discount as of December 31, 2018 and 2017 was $0 and $445,702, respectively.
(3)	Accumulated amortization related to deferred financing costs as of December 31, 2018 and 2017 was $1,602,290 and $2,234,655, respectively.

Summary of Advances Obtained and Certain Financing Costs Incurred Under the Credit Facility

As of September 30, 2019 and December 31, 2018, the advances obtained and certain financing costs incurred under the MCFA and Line of Credit, which is included in credit facilities, net, in the accompanying consolidated balance sheets, are summarized in the following table.

	Amount of Advance as of
	September 30, 2019	December 31, 2018
Principal balance on Line of Credit, gross(1)	$—	$—
Principal balance on MCFA, gross	551,669,000	551,669,000
Deferred financing costs, net on MCFA(2)	(3,310,486)	(3,612,316)
Deferred financing costs, net on Line of Credit(3)	—	(44,247)

Credit facilities, net	$548,358,514	$548,012,437

(1)	At December 31, 2018, Landings of Brentwood was pledged as collateral pursuant to the Line of Credit. On January 9, 2019, the Company terminated the Line of Credit.
(2)	Accumulated amortization related to deferred financing costs in respect of the MCFA as of September 30, 2019 and December 31, 2018, was $730,471 and $428,641, respectively.
(3)	Accumulated amortization related to deferred financing costs in respect of the Line of Credit as of September 30, 2019 and December 31, 2018, was $0 and $280,753, respectively.

As of December 31, 2018 and 2017, the advances obtained and certain financing costs incurred under the MCFA and the Line of Credit, which are included in credit facilities, net, in the accompanying consolidated balance sheets, are summarized in the following table:

	Amount of Advance as of December 31,
	2018	2017
Principal balance on revolving line of credit, gross(1)	$—	$45,000,000
Principal balance on master credit facility, gross	551,669,000	—
Deferred financing costs, net on master credit facility(2)	(3,612,316)	—
Deferred financing costs, net on revolving line of credit(3)	(44,247)	(151,212)

Credit facilities, net	$548,012,437	$44,848,788

(1)	At December 31, 2018, Landings of Brentwood was pledged as collateral pursuant to the Line of Credit. On January 9, 2019, the Company terminated the Line of Credit.
(2)	Accumulated amortization related to deferred financing costs in respect of the MCFA as of December 31, 2018 and 2017, was $428,641 and $0, respectively.
(3)	Accumulated amortization related to deferred financing costs in respect of the Line of Credit as of December 31, 2018 and 2017, was $280,753 and $173,788, respectively.

Summary Financing of Mortgage Notes Payable Secured by Real Property

The following is a summary of the refinancing of mortgage notes payable secured by real property during the three months ended September 30, 2019:

Property	Closing Date	Lender	Interest Rate	Loan Amount
Delano at North Richland Hills	9/27/2019	PNC Bank	3.56%	$32,159,000
Lakeside at Coppell	9/27/2019	PNC Bank	3.56%	48,251,000

				$80,410,000

Property	Borrower	Closing Date	Lender	Loan Amount	Interest Rate
Meadows at N. Richland Hills	STAR Meadows, LLC	10/1/2019	PNC Bank	$26,888,000	3.56%
Park Valley	STAR Park Valley, LLC	10/1/2019	PNC Bank	49,100,000	3.56%
Peak View by Horseshoe Lake	STAR Horseshoe, LLC	10/1/2019	PNC Bank	38,421,000	3.56%
Reveal on Cumberland	STAR Cumberland, LLC	10/1/2019	PNC Bank	21,115,000	3.56%

				$135,524,000

Summary of Aggregate Maturities

The following is a summary of the Company’s aggregate maturities as of September 30, 2019:

			Maturities During the Years Ending December 31,
Contractual Obligations	Total	Remainder of 2019	2020	2021	2022	2023	Thereafter
Principal payments on outstanding debt(1)	$1,107,243,608	$247,221	$1,142,443	$4,327,459	$4,412,236	$5,231,961	$1,091,882,288

(1)

Projected principal payments on outstanding debt obligations are based on the terms of the notes payable agreements. Amounts exclude the amortization of deferred financing costs associated with the notes payable.

The following is a summary of the Company’s aggregate maturities as of December 31, 2018:

	Maturities During the Years Ending December 31,
Contractual Obligations	Total	2019	2020	2021	2022	2023	Thereafter
Principal payments on outstanding debt obligations(1)	$1,057,228,333	$966,946	$1,186,787	$5,099,404	$5,204,834	$6,018,069	$1,038,752,293

(1)

Projected principal payments on outstanding debt obligations are based on the terms of the notes payable agreements. Amounts exclude the amortization of deferred financing costs associated with the notes payable.